Goodwill	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

9. GOODWILL

The changes in the carrying amount of goodwill were as follows:

For the year ending December 31,
Balance as of January 1, 2023	—
Goodwill acquired in business combinations (Note 3)	576,989
Balance as of December 31, 2023, in RMB	576,989
Balance as of December 31, 2023, in US$	81,267